Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and notes required by GAAP for annual financial statements. A complete discussion of the Company’s significant accounting policies is included in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2023.

In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments necessary to present the financial position of the Company as of September 30, 2024 and the results of operations and cash flows for the periods presented. The accompanying condensed consolidated financial statements of the Company have not been audited by the Company’s independent registered public accounting firm, except that the year-end consolidated balance sheet was derived from audited financial statements. The results of operations for the nine months ended September 30, 2024 are not necessarily indicative of the operating results for the full fiscal year or any future period. These unaudited condensed consolidated financial statements should be read in conjunction with the restated financial statements and related notes thereto for the year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K/A filed with the SEC on September 4, 2024.

Basis of Presentation

These consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements and disclosures have been prepared using the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).

Reverse Stock Split

Reverse Stock Split

On August 13, 2024, in order to meet Nasdaq’s minimum bid price requirement of $1.00 per share (the “Minimum Bid Price Requirement”), the Company effectuated a 1-for-8 reverse stock split of its issued and outstanding common stock, rounding up to account for any fractional shares (the “Reverse Stock Split”). The Reverse Stock Split had no effect on the Company’s authorized shares of common stock or preferred stock and the par value will remain unchanged at $0.00001, respectively. All common stock share, option, warrant and per share amounts (except our authorized but unissued shares and previously reserved shares) have been retroactively adjusted in these financial statements and related disclosures.

Basis of Consolidation

Basis of Consolidation

The unaudited condensed consolidated financial statements have been prepared on a consolidated basis with those of the Company’s wholly-owned subsidiaries, Shuttle Pharmaceuticals, Inc. and Shuttle Diagnostics Inc. All intercompany transactions and balances have been eliminated.

Basis of Consolidation

The consolidated financial statements have been prepared on a consolidated basis with those of the Company’s wholly-owned subsidiaries, Shuttle Pharmaceuticals, Inc. and Shuttle Diagnostics, Inc. All intercompany transactions and balances have been eliminated.

Reclassifications

Correction of an Immaterial Error in the Prior Period Financial Statements

During the fourth quarter of 2023, the Company determined that the prior year consolidated financial statements had a misstatement caused by an immaterial classification error of certain research and development expenses in accordance with Accounting Standards Codification (“ASC”) 730. As a result, certain prior year amounts have been corrected for consistency with the current year presentation. The Company assessed the materiality of this change in presentation on prior period consolidated financial statements in accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” (ASC Topic 250, Accounting Changes and Error Corrections). Based on this assessment, the Company concluded that these error corrections in its unaudited condensed consolidated statements of operations are not material to any previously presented financial statements based upon overall considerations of both quantitative and qualitative factors. The corrections had no impact on the unaudited condensed consolidated balance sheet, unaudited condensed consolidated statements of cash flows, or unaudited condensed consolidated statement of changes in stockholders’ equity, to these financial statements, or for any previously presented interim or annual financial statements. Further, the corrections did not result in a change in quarterly or year-to-date operating losses, basic or diluted earnings per share, or working capital. The quarterly correction required for the three and nine months ended September 30, 2023 was $95,129 and $277,844, respectively. Accordingly, the Company corrected the previously reported immaterial error for the three and nine months ended September 30, 2023 in this Quarterly Report on Form 10-Q.

	September 30, 2023	Correction	Corrected September 30, 2023
Research and development expense	$3,084,488	$(277,844)	$2,806,644
General and administrative expense	452,342	277,844	730,186
Net Loss	$3,536,830	$-	$3,536,830

Reclassifications Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates are contained in the accompanying unaudited condensed consolidated financial statements for the recognition of research and development expenses, valuation of warrants and valuation of bifurcated derivative liabilities and other financial instruments.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates are contained in the accompanying consolidated financial statements for the recognition of research and development expenses, valuation of warrants and valuation of bifurcated derivative liabilities and other financial instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash in bank accounts and money market funds with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. As of September 30, 2024 and December 31, 2023, cash and cash equivalents consisted of the following:

	September 30,	December 31,
	2024	2023
Cash	$155,652	$1,550,098
Money market funds	1,004	1,026,318
	$156,656	$2,576,416

Periodically, the Company may carry cash balances at financial institutions in excess of the federally insured limit of $250,000 per institution. The amount in excess of the FDIC insurance as of September 30, 2024 was $0. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Cash and Cash Equivalents

Cash and cash equivalents include cash in bank accounts and money market funds with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value. As of December 31, 2023 and 2022, cash and cash equivalents consisted of the following:

	December 31,	December 31,
	2023	2022
Cash	$1,550,098	$5,411,378
Money market funds	1,026,318	3,005,825
	$2,576,416	$8,417,203

Periodically, the Company may carry cash balances at financial institutions in excess of the federally insured limit of $250,000 per institution. The amount in excess of the FDIC insurance as of December 31, 2023 was approximately $1,849,000. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Marketable Securities

Marketable Securities

Our investments in debt securities are carried at fair value. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading of debt securities are charged to income.

The marketable securities held by the Company, which are classified as trading marketable securities, consisted of an outstanding balance of $0 and $2.9 million as of September 30, 2024 and December 31, 2023, respectively. During the three months ended September 30, 2024 and 2023, the Company recognized interest income of $2,524 and $20,765, realized gains of $56,398 and $0, and unrealized losses of $42,898 and unrealized gains of $9,606, respectively. During the nine months ended September 30, 2024 and 2023, the Company recognized interest income of $38,135 and $56,720, realized gains of $100,118 and $1,744, and unrealized loss of $71,568 and unrealized gain of $21,134, respectively.

Marketable Securities

Our investments in debt securities are carried at fair value. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading of debt securities are charged to income.

As of December 31, 2023, the marketable securities held by the Company, which are classified as trading marketable securities, consisted of an outstanding balance of $2,887,215. During the year ended December 31, 2023, the Company recognized interest income of $52,855, realized gains of $4,970, and unrealized gains of $71,568. The were no marketable securities as of December 31, 2022.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows accounting guidelines on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair Value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:

●	Level 1: Observable inputs such as unadjusted quoted prices in active markets for identical instruments.

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the marketplace.

●	Level 3: Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires a significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires the Company to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed, or initial amounts recorded, may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.

The carrying amounts of the Company’s financial instruments including cash and cash equivalents, prepaid expenses, accounts payable and accrued liabilities approximate fair value due to the short-term maturities of these instruments.

Set out below are the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of September 30, 2024 and December 31, 2023:

September 30, 2024	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$-	$-	$-	$-
Total Assets	$-	$-	$-	$-
Liabilities
Derivative Liability - Warrants	$-	$-	$74,107	$74,107
Derivative Liability - Accelerated feature	-	-	-	-
Total Liabilities	$-	$-	$74,107	$74,107

December 31, 2023	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$2,887,215	$-	$-	$2,887,215
Total Assets	$2,887,215	$-	$-	$2,887,215
Liabilities
Derivative Liability - Warrants	$-	$-	$410,660	$410,660
Derivative Liability - Accelerated feature			3,852	3,852
Total Liabilities	$-	$-	$414,512	$414,512

Fair Value of Financial Instruments

The Company follows accounting guidelines on fair value measurements for financial instruments measured on a recurring basis, as well as for certain assets and liabilities that are initially recorded at their estimated fair values. Fair value is defined as the exit price, or the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The Company uses the following three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs to value its financial instruments:

●	Level 1: Observable inputs such as unadjusted quoted prices in active markets for identical instruments.

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the marketplace.

●	Level 3: Significant unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires a significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires the Company to make judgments and consider factors specific to the asset or liability. The use of different assumptions and/or estimation methodologies may have a material effect on estimated fair values. Accordingly, the fair value estimates disclosed, or initial amounts recorded, may not be indicative of the amount that the Company or holders of the instruments could realize in a current market exchange.

The carrying amounts of the Company’s financial instruments including cash and cash equivalents, prepaid expenses, accounts payable and accrued liabilities approximate fair value due to the short-term maturities of these instruments.

Set out below are the Company’s financial instruments that are required to be remeasured at fair value on a recurring basis and their fair value hierarchy as of December 31, 2023:

December 31, 2023	Level 1	Level 2	Level 3	Carrying Value
Assets
Marketable Securities:
United States Treasury Bonds	$2,887,215	$—	$—	$2,887,215
Total Assets	$2,887,215	$—	$—	$2,887,215
Liabilities
Derivative Liability - Warrants	$—	$—	$410,660	$410,660
Derivative Liability - Accelerated feature	—	—	3,852	3,852
Total Liabilities	$—	$—	$414,512	$414,512

During the year ended December 31, 2022, the Company had non-derivative warrant liabilities that were measured at fair value on a recurring basis. Each of these fair value measurements was considered to be a Level 3 measurement by the Company as they used significant unobservable inputs, such as the Company’s pre-IPO stock price, probability of event occurrence and other management estimates. The key inputs for each of these warrant liabilities were as follows:

Warrant Liability – Series A Preferred Stock Obligation	December 31, 2021	Reclassification Date
Estimated fair value of Company’s stock	$40.00	$32.50
Exercise price (based on estimated IPO or Listing terms at issuance)	$40.00 - $166.56	$32.00
Number of warrants (based on estimated Series A Preferred Stock conversion shares upon IPO or Listing at issuance)	12,135 - 33,681 shares	42,101 shares
Annualized volatility	86.3%	82.5%
Risk-free interest rate	1.08%	3.44%
Estimated IPO date	9/30/2022	—
Estimated Term	3.75 years	3.00 years
Probability of IPO or Listing Occurring	90%	—
Probability of IPO as “Qualified IPO”	33%	—
Probability of IPO as “Listing”	67%	—
Estimated fair value	$334,955	$756,723

Warrant Liability – August 2022 Warrants	Issuance Dates	Reclassification/Settlement Date
Estimated fair value of Company’s stock	$32.00	$32.50
Exercise price	$20.00	$20.00
Number of warrants	6,250	6,250
Remaining term	5.0 years	4.9 years
Volatility	80.0%	82.5%
Risk-free interest rate	2.7%	3.3%
Estimated fair value	$146,624	$151,726

Warrant Liability – Boustead Placement Agent Warrants	Issuance Dates	Reclassification Date
Estimated fair value of Company’s stock	$32.00	$32.50
Exercise price (based on estimated Convertible Note conversion terms at issuance)	$16.00	$16.00
Number of warrants (based on estimated Convertible Note conversion terms at issuance)	3,688	2,581
Remaining term	5.0 years	4.4 – 4.5 years
Volatility	86.1%	82.5%
Risk-free interest rate	1.8% - 2.0%	3.4%
Estimated fair value	$92,336	$64,140

A rollforward of these warrant liabilities for the year ended December 31, 2022 is as follows:

Warrant Liability – Series A Preferred Stock Obligation
Balance, December 31, 2021 (as restated)	334,955
Issued	-
Exercised (settled)	-
Loss on change in fair value	421,768
Reclassifications to stockholders’ equity	(756,723)
Balance, December 31, 2022	—

Warrant Liability – August 2022 Warrants
Balance, December 31, 2021 (as restated)	-
Issued	146,624
Exercised (settled)	(91,036)
Loss on change in fair value	5,102
Reclassifications to stockholders’ equity	(60,690)
Balance, December 31, 2022	—

Warrant Liability – Boustead Placement Agent Warrants
Balance, December 31, 2021 (as restated)	-
Issued	92,336
Exercised (settled)	-
Gain on change in fair value	(28,196)
Reclassification to stockholders’ equity	(64,140)
Balance, December 31, 2022	—

Refer to Note 7 for additional background on the reclassification of warrant liabilities to equity. See Note 8 for additional disclosures related to the fair value of the Company’s derivative liabilities.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the unaudited condensed consolidated statements of operations. For our liability classified derivative financial instruments, the Company used a Monte Carlo valuation model to value the derivative instruments at inception and on subsequent valuation dates. For our equity classified derivative financial instruments, we used a Black-Scholes option-pricing model at the grant date to value the derivative instrument. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the unaudited condensed consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within twelve (12) months of the balance sheet date.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. We evaluate all of our financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

For our derivative financial instruments, the Company utilizes the most appropriate valuation model (such as Monte Carlo simulations or probability-weighted expected return models, based on the nature of the terms of the instrument) to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheet sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within twelve (12) months of the balance sheet date.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the unaudited condensed consolidated statements of operations. The fair value of the warrants is estimated using a Black-Scholes pricing model or a Monte Carlo simulation.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. Finally, the Company determines if the warrants meet the definition of a derivative based on their contractual terms. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations. The Company also evaluates if changes in contractual terms or other considerations would result in the reclassification of outstanding warrants from liabilities to stockholders’ equity (or vice versa).

The fair value of the warrants is estimated using a Black-Scholes pricing model or a Monte Carlo simulation.

Research and Development Expenses

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include, but are not limited to, product development, clinical and regulatory expenses, payroll and other personnel expenses, which include a certain portion of our chief executive officer, chief operating officer, chief financial officer and directors’ compensation. For the three and nine months ended September 30, 2024 and 2023, a portion of personnel-related expenses and stock-based compensation expense for these individuals totaling $0.1 million and $0.4 million, respectively, and $0.1 million and $0.7 million, respectively, was included within research and development due to their active involvement in the research and development activities, materials, supplies, related subcontract expenses, and consulting costs. In June 2024, the Company recruited a new chief financial officer who is substantially devoted to administrative functions and our then existing chief financial officer, who also handled research and development compliance functions, transitioned to substantially research and development functions.

Regarding the accounting treatment for reimbursements, GAAP provides limited guidance on the accounting for government grants received by for-profit companies. In accordance with ASC Topic 832, Government Assistance, as adopted January 1, 2022, we disclose certain types of government assistance received in the notes to the consolidated financial statements that includes: a) the nature of the transaction including the nature of the assistance being given, b) the accounting policies being used to account for the transaction and c) other provisions of relevance, where required. Depending on the type of grant or contract, we understand there is more than one acceptable alternative for the accounting treatment – a reduction of costs, a deferred credit to be amortized, revenue or other income. The Company has concluded that reimbursements received for R&D expenses incurred, are more akin to a reduction of costs and applies reimbursements against incurred research costs. There were no reimbursements received for the three and nine months ended September 30, 2024 and 2023.

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include, but are not limited to, product development, clinical and regulatory expenses, payroll and other personnel expenses, which include a certain portion of our chief executive officer, chief operating officer, chief financial officer and directors’ compensation. For the year ended December 31, 2023 and 2022, a portion of personnel-related expenses and stock-based compensation expense for these individuals totaling $0.8 million and $0.5 million, respectively, was included within research and development due to their active involvement in the research and development activities, materials, supplies, related subcontract expenses, and consulting costs.

Regarding the accounting treatment for reimbursements, GAAP provides limited guidance on the accounting for government grants received by for-profit companies. In accordance with ASC Topic 832, Government Assistance, as adopted January 1, 2022, we disclose certain types of government assistance received in the notes to the consolidated financial statements that includes: a) the nature of the transaction including the nature of the assistance being given, b) the accounting policies being used to account for the transaction and c) other provisions of relevance, where required. Depending on the type of grant or contract, we understand there is more than one acceptable alternative for the accounting treatment – a reduction of costs, a deferred credit to be amortized, revenue or other income. The Company has concluded that reimbursements received for R&D expenses incurred, are more akin to a reduction of costs and applies reimbursements against incurred research costs. For the years ended December 31, 2023 and 2022, we recorded $3.5 million and $1.0 million in Research and development, net of contract expense reimbursements, respectively.

Net Loss Per Common Stock

Net Loss Per Common Stock

Net loss per share of common stock requires presentation of basic earnings per share on the face of the unaudited condensed consolidated statements of operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic earnings per share computation. In the accompanying unaudited condensed consolidated financial statements, basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock and potentially dilutive outstanding shares of common stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent share arrangements, stock options and warrants unless the result would be antidilutive.

The dilutive effect of restricted stock units subject to vesting and other stock-based payment awards is calculated using the “treasury stock method,” which assumes that the “proceeds” from the exercise of these instruments are used to purchase common shares at the average market price for the period. The dilutive effect of convertible securities is calculated using the “if-converted method.” Under the if-converted method, securities are assumed to be converted at the beginning of the period, and the resulting shares of common stock are included in the denominator of the diluted calculation for the entire period being presented.

For the nine months ended September 30, 2024 and 2023, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30,	September 30,
	2024	2023
Convertible notes (Note 5)	-	137,729
Warrants (Note 6)	184,000	184,000
Restricted stock units (Note 6)	41,338	21,006
	225,338	342,735

Net Loss Per Common Stock

Net loss per share of common stock requires presentation of basic earnings per common share on the face of the statements of operations for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic earnings per share computation. In the accompanying consolidated financial statements, basic loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the weighted average number of shares of common stock outstanding and potentially dilutive shares of common stock during the period to reflect the potential dilution that could occur from common shares issuable through convertible securities, contingent share arrangements, stock options and warrants unless the result would be antidilutive.

The dilutive effect of restricted stock units and other stock-based payment awards subject to vesting and common stock warrants is calculated using the “treasury stock method,” which assumes that the “proceeds” from the exercise of these instruments are used to purchase common shares at the average market price for the period. The dilutive effect of convertible securities is calculated using the “if-converted method.” Under the if-converted method, securities are assumed to be converted at the beginning of the period, and the resulting shares of common stock are included in the denominator of the diluted calculation for the entire period being presented.

For the years ended December 31, 2023 and 2022, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,	December 31,
	2023	2022
		(as restated)
Convertible notes (Note 6)	119,939	—
Warrants (Note 7)	184,000	47,831
Restricted stock units (Note 7)	24,731	2,966
	328,670	50,797

Deferred Offering Costs

Deferred Offering Costs

Pursuant to ASC 340-10-S99-1, costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of an offering as a reduction of additional paid-in capital. Deferred offering costs may consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to a proposed public offering. Should the proposed public offering prove to be unsuccessful, any deferred costs, as well as additional expenses to be incurred, will be expensed.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting Topic 280, “Segment Reporting-Improvements to Reportable Segment Disclosures,” which allows disclosure of one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires enhanced disclosures of significant segment expenses and other segment items, as well as incremental qualitative disclosures on both an annual and interim basis. This guidance is effective for annual reporting periods beginning after December 15, 2023, and interim reporting periods after December 15, 2024. Early adoption is permitted and retrospective application is required for all periods presented. The adoption of this new guidance is not expected to have a significant impact on our consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes Topic 740, “Income Tax-Improvements to Income Tax Disclosures,” which requires enhanced disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregated information related to income taxes paid, income or loss from continuing operations before income tax expense or benefit, and income tax expense or benefit from continuing operations. This guidance is effective for annual reporting periods beginning after December 15, 2024. Early adoption is permitted and should be applied on a prospective basis, however retrospective application is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated and condensed financial statements and disclosures included within notes to consolidated and condensed financial statements.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The guidance is effective for the Company’s fiscal years beginning after February 1, 2025, with early adoption permitted. The Company does not expect the adoption of this standard to have any material impact on its financial statements.

There have been no other recent accounting pronouncements, changes in accounting pronouncements or recently adopted accounting guidance during the year ended December 31, 2023 that are of significance or potential significance to the Company.

Leases

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use asset (“ROU”), operating lease liability - current, and operating lease liability - noncurrent on the consolidated balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our consolidated balance sheets. The Company did not utilize any financing that required recognition of finance leases during the years ended December 31, 2023 and 2022.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing, over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Leases with a lease term of 12 months or less at inception are not recorded on our consolidated balance sheets and are expensed on a straight-line basis over the lease term in our statement of operations. We have lease agreements with lease and non-lease components, which are generally accounted for separately.

The Company determines the present value of minimum future lease payments for operating leases by estimating a rate of interest that it would have to pay to borrow on a collateralized basis over a similar term, an amount equal to the lease payments and a similar economic environment (the “incremental borrowing rate” or “IBR”). The Company determines the appropriate IBR by identifying a reference rate and making adjustments that take into consideration financing options and certain lease-specific circumstances. For the reference rate, the Company used an equity built up, risk adjusted rate, as the implicit interest rate.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for maintenance and repairs are charged to expense as incurred; additions, renewals and betterments are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Convertible Notes

Convertible Notes

The Company evaluates its convertible notes for embedded features and bifurcates these features (such as conversion options and redemption options) from their host instruments and accounts for them as free standing derivative financial instruments if certain criteria are met. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Recoverability of assets is measured by a comparison of the carrying amount of an asset to the estimated undiscounted cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge will be recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no impairments of long-lived assets during the periods presented.

Stock-Based Compensation

Stock-Based Compensation

Compensation cost for stock awards, which include restricted stock units (“RSUs”), is measured at the fair value on the grant date and recognized as expense, over the related service or performance period. The fair value of stock awards is based on the quoted price of our common stock on the grant date. Compensation expense related to the RSUs is reduced by the fair value of the units that are forfeited by employees that leave the Company prior to vesting as they occur. Compensation cost for RSUs are recognized using the straight-line method over the requisite service period.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, the Company does not foresee generating taxable income in the near future and utilizing its deferred tax asset, therefore, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no material uncertain tax positions for any of the reporting periods presented.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate and discrete information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and assess performance. The Company and the Company’s CODM, the Company’s chief executive officer, evaluates the Company’s operations and manages its business as a single operating segment. All of the Company’s long-lived assets are held in the United States.